Long-term Debt - Additional Information (Detail)						1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 01, 2016	Dec. 15, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jul. 08, 2014 USD ($)	Mar. 25, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Jul. 31, 2014 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 15, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Line of Credit Facility [Line Items]
Amounts Outstanding						$ 695,200,000				$ 698,800,000	$ 695,200,000
Interest expenses description										interest at a rate of LIBOR plus a margin of 3.5%
Conversion of long-term debt to equity												$ 200,000,000
VTTI Project Loan [Member]
Line of Credit Facility [Line Items]
Interest expenses description										interest at a rate of LIBOR plus a margin of 3.5%
VTTI Project Loan [Member] | Johore [Member]
Line of Credit Facility [Line Items]
Debt term (in years)					7 years
Project finance loan agreement					$ 230,000,000	0				$ 0	0
Affiliate Loan [Member]
Line of Credit Facility [Line Items]
Repayment of loan										660,000,000
Conversion of long-term debt to equity										200,000,000
Loan amount outstanding										0	0
Vtti [Member]
Line of Credit Facility [Line Items]
Loan maximum borrowing capacity				$ 95,000,000
VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan maximum borrowing capacity | €															€ 500,000,000
Increase in borrowing capacity | €									€ 80,000,000
Amount owned under facility | €									€ 580,000,000
Maximum borrowing capacity in USD (as a percent)									60.00%
Outstanding amount of loan						104,000,000				$ 122,200,000	$ 104,000,000
Commitment fee (as a percent)										35.00%
Repayments of facility						$ 435,400,000
Remaining borrowing capacity | €													€ 359,000,000
Interest coverage minimum (as a ratio)						4.00%					4.00%		4.00%
Debt coverage maximum (as a ratio)						3.50%					3.50%		3.50%
VTTI Operating Revolving Credit Facility [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Amounts Outstanding						$ 104,000,000				$ 122,200,000	$ 104,000,000
Senior Unsecured Notes [Member]
Line of Credit Facility [Line Items]
Debt coverage maximum (as a ratio)		3.5
Interest coverage minimum (as a ratio)		4.0
Senior Unsecured Notes [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Amounts Outstanding						441,000,000				434,700,000	441,000,000
ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount of loan			$ 75,000,000					$ 75,000,000
ATB Phase 2 Facility [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Amounts Outstanding						75,200,000				$ 66,900,000	$ 75,200,000
Interest expenses description										interest at a rate of LIBOR plus a margin of 3.5%	interest rate of LIBOR plus a margin of 3.5%
MLP Related Party Loan Agreement [Member]
Line of Credit Facility [Line Items]
Outstanding amount of loan								$ 75,000,000
MLP Related Party Loan Agreement [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Amounts Outstanding						75,000,000				$ 75,000,000	$ 75,000,000
VTTI MLP B.V [Member]
Line of Credit Facility [Line Items]
Outstanding amount of loan			$ 75,000,000
Additional indirect interest (as a percent)	8.40%		6.60%
EUR [Member] | VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of facility | €							€ 180,000,000
USD [Member] | VTTI Operating Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of facility						$ 245,000,000
VTTI Operating [Member] | Series A Senior Unsecured Notes due December 15, 2022 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes		$ 75,000,000
Interest rate (as a percent)		4.53%												4.53%
VTTI Operating [Member] | Series B Senior Unsecured Notes due December 15, 2025 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes		$ 72,000,000
Interest rate (as a percent)		4.87%												4.87%
VTTI Operating [Member] | Series C Senior Unsecured Notes due December 15, 2027 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes		$ 98,000,000
Interest rate (as a percent)		4.97%												4.97%
VTTI Operating [Member] | Series D Senior Unsecured Notes due December 15, 2022 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes | €														€ 50,000,000
Interest rate (as a percent)		2.50%												2.50%
VTTI Operating [Member] | Series E Senior Unsecured Notes due December 15, 2025 [Member] | Senior Notes [Member]
Line of Credit Facility [Line Items]
Senior unsecured notes | €														€ 130,000,000
Interest rate (as a percent)		2.86%												2.86%
London Interbank Offered Rate (LIBOR) [Member] | ATB Phase 2 Facility [Member]
Line of Credit Facility [Line Items]
Interest margin (as a percent)				3.50%				3.50%
London Interbank Offered Rate (LIBOR) [Member] | ATB Phase 2 Facility [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Interest margin (as a percent)										3.50%	3.50%
London Interbank Offered Rate (LIBOR) [Member] | MLP Related Party Loan Agreement [Member]
Line of Credit Facility [Line Items]
Interest margin (as a percent)								3.50%